Share- Based Compensation - summary of share option activity (Detail) - Predecessor Company - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares available to grant, Balance	73,015	218,322
Shares available to grant, Authorized	818,010
Shares available to grant, Granted	(341,871)	(187,186)
Shares available to grant, Canceled/forfeited	$ 17,746	$ 34,980
Shares available to grant, Shares repurchased		6,899
Shares available to grant, Balance	566,900	73,015	218,322
Number of options, Balance	864,819	719,527
Number of Options, Granted	341,871	187,186
Number of Options, Exercised	(5,199)	(6,914)
Number of Options, Canceled/forfeited	(17,746)	(34,980)
Number of options, Balance	1,183,745	864,819	719,527
Weighted average exercise price, balance	$ 1.17	$ 0.99
Number of options, Exercisable at December 31, 2019	565,975
Weighted average exercise price, Granted	$ 1.91	1.85
Weighted average exercise price, Exercised	1.86	0.99
Weighted average exercise price, Canceled/forfeited	1.88	0.99
Weighted average exercise price, balance	1.37	$ 1.17	$ 0.99
Weighted average exercise price, Exercisable at December 31, 2019	$ 1.16
Weighted average remaining contractual life (years), balance	8 years 21 days	8 years 6 months 14 days	9 years 2 months 4 days
Weighted average remaining contractual life (years), Exercisable	7 years 6 months 21 days
Aggregate intrinsic value, Balance	$ 638,000	$ 582,000
Aggregate intrinsic value, Exercisable	$ 424,000